Accounts receivable and other (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of accounts receivable and other

	December 31, 2022	December 31, 2021

Trade receivables	$33,746	$23,020
Value added tax and other taxes recoverable	19,679	17,782
Other receivables and advances	13,610	9,946
Prepaid expenses and deposits	23,940	17,834
Investment in marketable securities	138	163
	$91,113	$68,745